                                   DECHERT LLP
                               1775 I STREET, N.W.
                             WASHINGTON, D.C. 20006
                                 (202) 261-3300

                                   May 6, 2005

Via Electronic Transmission

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      The Kensington Funds
                           File Nos. 333-103630 and 811-21316
                           ----------------------------------

Dear Sir or Madam:

            Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The Kensington Funds and its three separate investment series: the Kensington Strategic Realty Fund, Kensington Select Income Fund and Kensington Real Estate Securities Fund (the "Funds"), that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Funds does not differ from those contained in Post-Effective Amendment No. 5 which was filed on May 2, 2005. The text of Post-Effective Amendment No. 5 was filed electronically.

         Please do not hesitate to contact the undersigned at (202) 261-3364 if you have any questions regarding this certification.


                                                     Sincerely,

                                                     /s/ Patrick W.D. Turley
                                                     --------------------------
                                                     Patrick W.D. Turley